Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
A.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021.

The significant accounting policies disclosed in the Company’s audited 2021 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2022 are not necessarily indicative of results that may be expected for the year ending December 31, 2022.

Use of estimates
B.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.

Marketable securities and Short-Term Deposits
C.	Marketable securities and Short-Term Deposits

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments—Debt and Equity Securities”. Management determines the appropriate classification of its investments in the debt securities at the time of purchase and re-evaluates such determination at each balance sheet date.

As of June 30, 2022, investments classified as "available-for-sale" ("AFS") are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income, net of taxes. Gains and losses are recognized when realized, on a specific identification basis, in the Company’s consolidated statements of income.

The Company’s securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). As of June 30, 2022, no other-than-temporary impairment had been recognized.

Fair value measurements
D.	Fair value measurements

The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3: Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that are significant to the fair value of the asset or liability at measurement date.

The first two levels in the hierarchy are considered observable inputs and the last is considered unobservable. The carrying value of accounts receivable and payables and the Company’s cash and cash equivalents, restricted cash and short-term investments, approximates fair value due to the short time to expected payment or receipt of cash.

Recently issued accounting pronouncements
E.	Recently issued accounting pronouncements

As the Company qualifies as an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Recently adopted Accounting Standards:

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity's own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.

The Company early adopted the guidance as of January 1, 2022, and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted:

In February 2016, the FASB issued ASU 2016-02, “Leases” (“ASC 842”), on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of twelve (12) months or less will be accounted for in a manner similar to the accounting under the prior guidance (ASC 840). The new standard requires lessors to account for leases using an approach that is substantially equivalent to ASC 840 guidance for sales-type leases, direct financing leases and operating leases. The new standard supersedes the previous leases standard, ASC 840, “Leases”. The standard is effective for the annual periods beginning on or after January 1, 2022. The Company expects adoption of the ASU to have a material impact on its consolidated balance sheet, which will result in the recognition of ROU assets and lease liabilities of approximately $15,000-$17,500 on January 1, 2022. The main impact of the ASU pertains to the recognition of an ROU asset and a lease liability arising from the Company’s office building lease agreement. Further, the Company expects its financial income (expenses), net to be impacted by foreign exchange gain and losses arising from its non-USD denominated lease liabilities.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The new accounting standard will be effective for the fiscal year beginning on January 1, 2023, including interim periods within that year. The Company does not plan to early adopt the ASU and is assessing the impact of the standard.

In December 2019, the FASB issued ASU 2019-12 to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for taxes partially based on income and enacted changes in tax laws or rates, and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard will be effective for the Company beginning January 1, 2022. The Company does not expect this standard to have a significant impact on the Company’s consolidated financial statements.